                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     02-14-2008
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 14
 Form 13F Information Table Value Total: $499,604
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5   COLUMN 6   COLUMN 7    COLUMN 8
--------                --------       --------  -------- --------   --------   --------    --------
NAME OF ISSUER          TITLE OF CLASS CUSIP     VALUE    SHARES OR  INVESTMENT OTHER    VOTING AUTHORITY
                                                          PRIN AMT   DISCRETION MANAGERS
                                                 (x$1000)                                SOLE SHARED NONE
                                                                                         ---- ------ ----
Americredit Corp        Common shares  03060R101 $  3,198    250,000 SOLE              0           0    0
AEP Industries Inc      Common shares  001031103 $  3,672    114,700 SOLE              0           0    0
Augusta Resource Corp   Common shares  050912203 $  5,031  1,146,000 SOLE              0           0    0
Delta Air Lines Inc     Common shares  247361702 $ 25,119  1,686,987 SOLE              0           0    0
Gastar Expl Ltd         Common shares  367299104 $  5,608  4,486,688 SOLE              0           0    0
H&E Equipment Serv      Common shares  404030108 $  2,885    152,800 SOLE              0           0    0
Linn Energy LLC         Unit Ltd Liab  536020100 $ 14,943    597,015 SOLE              0           0    0
Mueller Wtr Prods Inc   Common Ser B   624758207 $ 16,996  1,704,700 SOLE              0           0    0
Nautilus Inc            Common shares  63910B102 $    655    135,000 SOLE              0           0    0
Northwest Airlines Corp Common shares  667280408 $226,037 15,578,000 SOLE              0           0    0
Owens Corning           Common shares  690742101 $158,818  7,854,493 SOLE              0           0    0
Portland Gen Elec Co    Common shares  736508847 $ 17,738    638,525 SOLE              0           0    0
UAL Corp                Common shares  902549807 $  8,024    225,000 SOLE              0           0    0
Olympic Steel Inc       Common shares  68162K106 $ 10,880    343,100 SOLE              0           0    0
                                                 $499,604
                                                 ========